UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02351

Western Asset Income Fund
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

MARCH 31, 2012

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 93.6%
CONSUMER DISCRETIONARY — 6.2%
Automobiles — 0.0%
Escrow GCB General Motors	—	—	$2,710,000	$37,263	(e)*
Hotels, Restaurants & Leisure — 0.4%
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	180,000	208,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Secured Notes	5.375%	3/15/22	250,000	243,750	(a)
Total Hotels, Restaurants & Leisure				452,100
Media — 4.8%
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,132,820
Comcast Corp., Notes	6.450%	3/15/37	120,000	143,618
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	202,572
News America Inc., Senior Notes	6.550%	3/15/33	545,000	598,168
News America Inc., Senior Notes	7.750%	12/1/45	130,000	152,220
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	11.500%	5/1/16	100,000	115,250
TCI Communications Inc.	8.750%	8/1/15	160,000	197,035
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	520,000	677,875
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	530,000	708,005
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	776,023
United Business Media Ltd., Notes	5.750%	11/3/20	640,000	632,810	(a)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	878,415	(a)
WPP Finance UK, Senior Notes	8.000%	9/15/14	180,000	206,374
Total Media				6,421,185
Multiline Retail — 0.3%
Macy’s Retail Holdings Inc., Notes	5.750%	7/15/14	400,000	438,456
Specialty Retail — 0.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	160,000	164,000
Gap Inc., Senior Notes	5.950%	4/12/21	730,000	736,677
Total Specialty Retail				900,677
TOTAL CONSUMER DISCRETIONARY				8,249,681
CONSUMER STAPLES — 4.5%
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	305,551
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	530,000	586,978	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	673,561	(a)
Total Beverages				1,566,090
Food & Staples Retailing — 0.2%
Delhaize Group, Senior Notes	6.500%	6/15/17	290,000	335,139
Food Products — 0.2%
Flowers Foods Inc., Senior Notes	4.375%	4/1/22	160,000	159,321
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	150,000	173,407
Total Food Products				332,728
Tobacco — 2.9%
Altria Group Inc., Senior Notes	9.700%	11/10/18	160,000	217,412
Altria Group Inc., Senior Notes	4.750%	5/5/21	250,000	268,733
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	300,000	372,479
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	270,000	326,153
Lorillard Tobacco Co., Senior Notes	7.000%	8/4/41	320,000	344,207
Philip Morris International Inc., Senior Notes	6.875%	3/17/14	490,000	549,417
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	390,000	384,747
Reynolds American Inc., Senior Notes	7.250%	6/1/12	1,360,000	1,372,620
Total Tobacco				3,835,768
TOTAL CONSUMER STAPLES				6,069,725

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY — 15.6%
Energy Equipment & Services — 0.6%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	$370,000	$488,153
Baker Hughes Inc., Senior Notes	5.125%	9/15/40	240,000	273,043
Total Energy Equipment & Services				761,196
Oil, Gas & Consumable Fuels — 15.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	574,435
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	35,000	41,588
Apache Corp.	6.900%	9/15/18	100,000	126,238
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	231,548
Apache Corp., Senior Notes	5.100%	9/1/40	80,000	87,338
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	100,649
Arch Coal Inc., Senior Notes	7.000%	6/15/19	260,000	239,850	(a)
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,075,774
ConocoPhillips, Senior Notes	6.000%	1/15/20	310,000	384,093
DCP Midstream Partners LP, Senior Notes	4.950%	4/1/22	520,000	521,268
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	360,068
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	380,000	524,277
Duke Capital LLC, Senior Notes	6.250%	2/15/13	800,000	835,486
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,273,218
Enbridge Energy Partners LP	9.875%	3/1/19	120,000	159,642
Energy Transfer Partners LP, Senior Notes	9.700%	3/15/19	170,000	217,344
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	360,369
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	646,800
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,570,314
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	343,617
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,304,369
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000	338,762	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	432,426
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,635,000	3,003,900
Petrobras International Finance Co., Global Notes	5.875%	3/1/18	879,000	985,937
Petrobras International Finance Co., Senior Notes	6.750%	1/27/41	1,180,000	1,368,523
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	600,000	231,000	(a)(b)
Phillips 66, Senior Notes	5.875%	5/1/42	280,000	286,837	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	330,764
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	326,841	(a)
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	56,408
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	45,074
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	804,173
Total Oil, Gas & Consumable Fuels				20,188,930
TOTAL ENERGY				20,950,126
FINANCIALS — 39.6%
Capital Markets — 5.6%
GFI Group Inc., Senior Notes	8.375%	7/19/18	470,000	447,675
Goldman Sachs Capital I, Capital Securities	6.345%	2/15/34	555,000	517,888
Goldman Sachs Capital II, Junior Subordinated Bonds	5.793%	6/1/12	880,000	603,900	(c)
Goldman Sachs Group Inc., Senior Notes	6.000%	5/1/14	40,000	42,882
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	274,476
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	510,000	504,857
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	562,961
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	625,327
Kaupthing Bank HF, Senior Notes	5.750%	10/4/11	480,000	127,200	(a)(d)(e)
Kaupthing Bank HF, Senior Notes	7.625%	2/28/15	620,000	164,300	(a)(b)(e)
Kaupthing Bank HF, Subordinated Notes	7.125%	5/19/16	1,250,000	0	(a)(b)(e)(f)(g)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	300,000	327,160
Merrill Lynch & Co. Inc., Senior Notes, Medium-Term Notes	6.050%	8/15/12	400,000	406,948
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,000,000	1,025,510
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	320,000	304,575

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets — continued
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	$100,000	$105,301
Morgan Stanley, Senior Notes	6.000%	5/13/14	860,000	900,116
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	97,599
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	480,000	501,249
Total Capital Markets				7,539,924
Commercial Banks — 12.0%
BankAmerica Capital III, Junior Subordinated Notes	1.137%	1/15/27	215,000	150,708	(c)
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	830,000	834,150	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	480,000	477,600	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	240,000	282,254	(a)
BBVA US Senior SAU, Senior Notes	3.250%	5/16/14	500,000	498,489
BNP Paribas, Senior Notes	5.000%	1/15/21	210,000	211,946
CIT Group Inc., Secured Notes	5.250%	4/1/14	370,000	377,863	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Senior Notes	5.250%	5/24/41	570,000	582,600
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	1,050,000	976,500	(a)(c)(h)
Glitnir Banki HF, Subordinated Bonds	7.451%	9/14/16	210,000	0	(a)(b)(e)(f)(g)(h)
Glitnir Banki HF, Subordinated Notes	6.693%	6/15/16	680,000	0	(a)(b)(e)(f)(g)
HBOS Capital Funding LP, Tier 1 Notes, Perpetual Bonds	6.071%	6/30/14	560,000	396,200	(a)(c)(h)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,266,516	(c)
ING Bank NV, Notes	3.750%	3/7/17	350,000	346,665	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,180,000	1,127,304	(a)
Intesa Sanpaolo SpA, Senior Notes	6.500%	2/24/21	180,000	173,896	(a)
Landsbanki Islands HF	7.431%	10/19/17	730,000	0	(a)(b)(e)(f)(g)(h)
Lloyds TSB Bank PLC, Senior Notes	4.200%	3/28/17	360,000	362,704
Mizuho Financial Group Cayman Ltd.	5.790%	4/15/14	550,000	579,137	(a)
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	590,000	601,800
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	510,000	496,338	(a)
Rabobank Nederland NV, Junior Subordinated Notes	11.000%	6/30/19	858,000	1,089,660	(a)(c)(h)
Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Bonds	7.191%	7/30/15	1,095,000	1,144,275	(a)(c)(h)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,260,000	1,067,850	(c)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	700,000	691,502
Royal Bank of Scotland Group PLC, Subordinated Notes	5.050%	1/8/15	170,000	166,326
Societe Generale, Senior Notes	5.200%	4/15/21	250,000	240,108	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/21/12	1,120,000	1,058,400	(c)(h)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	360,000	354,409
Wells Fargo Capital X, Capital Securities	5.950%	12/1/36	450,000	454,095
Total Commercial Banks				16,009,295
Consumer Finance — 5.2%
Ally Financial Inc., Senior Notes	7.500%	12/31/13	1,551,000	1,647,937
Ally Financial Inc., Senior Notes	8.300%	2/12/15	370,000	402,838
Ally Financial Inc., Senior Notes	8.000%	11/1/31	728,000	802,620
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	213,563
American Express Co., Senior Notes	8.125%	5/20/19	220,000	287,604
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	377,400	(c)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	270,866
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	610,000	666,339
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,387,664
SLM Corp., Senior Notes	7.250%	1/25/22	830,000	867,204
Total Consumer Finance				6,924,035
Diversified Financial Services — 12.0%
AES El Salvador Trust, Senior Notes	6.750%	2/1/16	750,000	757,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Financial Services — continued
Bank of America Corp., Senior Notes	6.500%	8/1/16	$70,000	$76,964
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	80,718
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	31,276
Bank of America Corp., Senior Notes	5.875%	2/7/42	590,000	586,820
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	154,000	160,392
Capital One Capital VI	8.875%	5/15/40	190,000	191,277
Citigroup Inc., Senior Notes	6.375%	8/12/14	620,000	672,702
Citigroup Inc., Senior Notes	5.500%	10/15/14	270,000	289,686
Citigroup Inc., Senior Notes	6.010%	1/15/15	210,000	228,166
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,280,000	1,578,084
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	583,195
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	248,673
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	550,000	528,590
General Electric Capital Corp., Notes	5.300%	2/11/21	1,450,000	1,570,398
General Electric Capital Corp., Senior Notes	5.900%	5/13/14	600,000	659,480
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	1,120,000	1,307,891
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	600,000	612,000	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	578,675	(a)(c)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	211,375
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	524,050
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	128,320
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	209,040
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	600,000	654,000	(a)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	821,691
JPMorgan Chase Capital XXV, Junior Subordinated Notes	6.800%	10/1/37	1,000,000	1,005,600
UFJ Finance Aruba AEC	6.750%	7/15/13	355,000	376,769
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,425,600	(a)(c)
Total Diversified Financial Services				16,098,932
Insurance — 4.6%
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	471,600	(c)
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	72,000
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	101,856
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	220,855
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	198,689
ING Capital Funding Trust III, Junior Subordinated Bonds	4.070%	6/30/12	1,470,000	1,265,411	(c)(h)
Liberty Mutual Group, Junior Subordinated Bonds	7.800%	3/7/37	300,000	292,500	(a)
Liberty Mutual Group, Senior Notes	5.750%	3/15/14	270,000	284,577	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,160,000	1,136,800
Mitsui Sumitomo Insurance Co., Ltd., Notes	7.000%	3/15/72	650,000	655,307	(a)(c)
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	401,200	(c)
Prudential Holdings LLC, Bonds, AGM-Insured	7.245%	12/18/23	260,000	308,612	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	400,000	495,372	(a)
Willis North America Inc., Senior Notes	5.625%	7/15/15	230,000	247,926
Total Insurance				6,152,705
Real Estate Investment Trusts (REITs) — 0.1%
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	130,000	141,326
Thrifts & Mortgage Finance — 0.1%
Santander Holdings USA Inc., Senior Notes	4.625%	4/19/16	160,000	162,133
TOTAL FINANCIALS				53,028,350
HEALTH CARE — 3.9%
Biotechnology — 0.8%
Amgen Inc., Senior Notes	5.150%	11/15/41	580,000	582,338
Gilead Sciences Inc., Senior Notes	4.400%	12/1/21	220,000	230,928

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	$240,000	$256,369
Total Biotechnology				1,069,635
Health Care Equipment & Supplies — 0.6%
Hospira Inc., Senior Notes	6.050%	3/30/17	210,000	233,789
Medtronic Inc., Senior Notes	3.125%	3/15/22	480,000	482,287
Total Health Care Equipment & Supplies				716,076
Health Care Providers & Services — 2.5%
Aetna Inc., Senior Notes	6.500%	9/15/18	240,000	295,514
HCA Inc., Senior Notes	6.250%	2/15/13	930,000	954,412
HCA Inc., Senior Notes	5.750%	3/15/14	65,000	67,438
Humana Inc.	8.150%	6/15/38	190,000	246,851
Humana Inc., Senior Notes	6.450%	6/1/16	220,000	250,173
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	732,000	838,140
Tenet Healthcare Corp., Senior Secured Notes	8.875%	7/1/19	300,000	336,000
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	37,458
WellPoint Inc., Notes	5.875%	6/15/17	290,000	338,613
Total Health Care Providers & Services				3,364,599
TOTAL HEALTH CARE				5,150,310
INDUSTRIALS — 6.2%
Aerospace & Defense — 1.6%
Esterline Technologies Corp., Senior Notes	7.000%	8/1/20	750,000	828,750
Exelis Inc., Senior Notes	4.250%	10/1/16	470,000	477,258	(a)
Exelis Inc., Senior Notes	5.550%	10/1/21	520,000	540,685	(a)
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	317,000	324,529
Total Aerospace & Defense				2,171,222
Airlines — 1.9%
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	209,556	225,273
Continental Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	132,767	142,884
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	203,909	228,378
Continental Airlines Inc., Secured Notes	6.250%	4/11/20	170,000	172,550
Continental Airlines Inc., Senior Secured Notes	7.256%	3/15/20	173,217	188,807
Delta Air Lines, Pass-Through Trust, Senior Secured Notes	7.750%	12/17/19	271,946	310,019
Delta Air Lines, Secured Notes	4.950%	5/23/19	362,223	382,145
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	108,702	110,735
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	280,000	294,000	(a)
United Air Lines Inc., Senior Secured Notes	12.000%	11/1/13	340,000	360,400	(a)
United Airlines, Pass-Through Trust, Pass-Through Certificates, Secured Notes	9.750%	1/15/17	116,884	133,832
Total Airlines				2,549,023
Commercial Services & Supplies — 0.4%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	150,436
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	376,267
Total Commercial Services & Supplies				526,703
Industrial Conglomerates — 0.2%
United Technologies Corp., Senior Notes	6.125%	2/1/19	200,000	245,674
Machinery — 0.7%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	904,070
Road & Rail — 1.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	2,030,000	1,919,144
TOTAL INDUSTRIALS				8,315,836

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
INFORMATION TECHNOLOGY — 0.7%
IT Services — 0.6%
Electronic Data Systems Corp., Notes	7.450%	10/15/29	$420,000	$500,637
Mantech International Corp., Senior Notes	7.250%	4/15/18	320,000	340,800
Total IT Services				841,437
Semiconductors & Semiconductor Equipment — 0.1%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	135,700
TOTAL INFORMATION TECHNOLOGY				977,137
MATERIALS — 6.6%
Chemicals — 1.0%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,033,355
Ecolab Inc., Senior Notes	5.500%	12/8/41	140,000	151,831
Syngenta AG, Notes	3.125%	3/28/22	80,000	80,527
Total Chemicals				1,265,713
Containers & Packaging — 0.6%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	470,000	472,112	(a)
Rock-Tenn Co., Senior Notes	4.900%	3/1/22	370,000	369,457	(a)
Total Containers & Packaging				841,569
Metals & Mining — 4.8%
ArcelorMittal, Senior Notes	3.750%	2/25/15	340,000	345,533
ArcelorMittal, Senior Notes	3.750%	8/5/15	600,000	609,469
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	560,000	558,836	(a)
Barrick Gold Financeco LLC, Senior Notes	6.125%	9/15/13	250,000	268,143
Cliffs Natural Resources Inc., Senior Notes	4.875%	4/1/21	290,000	300,399
Freeport-McMoRan Copper & Gold Inc., Senior Notes	2.150%	3/1/17	300,000	297,200
Freeport-McMoRan Copper & Gold Inc., Senior Notes	3.550%	3/1/22	380,000	364,959
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	891,746
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	3/22/22	460,000	460,842
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	163,855
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,148,000	1,331,495
Xstrata Canada Financial Corp., Senior Notes	3.600%	1/15/17	360,000	371,599	(a)
Xstrata Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	489,957	(a)
Total Metals & Mining				6,454,033
Paper & Forest Products — 0.2%
Georgia-Pacific Corp.	7.375%	12/1/25	250,000	304,938
TOTAL MATERIALS				8,866,253
TELECOMMUNICATION SERVICES — 5.8%
Diversified Telecommunication Services — 4.6%
AT&T Corp., Senior Notes	8.000%	11/15/31	9,000	12,643
AT&T Inc., Global Notes	6.550%	2/15/39	1,230,000	1,496,859
AT&T Inc., Senior Notes	5.350%	8/15/41	340,000	376,864
British Telecommunications PLC, Bonds	9.875%	12/15/30	330,000	485,536
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	180,682
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	256,789
Qwest Corp., Debentures	6.875%	9/15/33	1,000,000	990,000
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	390,000	380,250
Telecom Italia Capital SpA, Senior Notes	7.200%	7/18/36	20,000	19,400
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	230,000	233,497
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	720,000	1,112,623
Verizon Global Funding Corp., Senior Notes	5.850%	9/15/35	570,000	654,281
Total Diversified Telecommunication Services				6,199,424
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	987,120
Rogers Wireless Inc., Secured Notes	6.375%	3/1/14	300,000	330,414

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services — continued
Sprint Capital Corp., Global Notes	6.900%	5/1/19	$330,000	$285,450
Total Wireless Telecommunication Services				1,602,984
TOTAL TELECOMMUNICATION SERVICES				7,802,408
UTILITIES — 4.5%
Electric Utilities — 2.8%
Duke Energy Corp., Senior Notes	6.300%	2/1/14	500,000	548,008
Enersis SA, Notes	7.400%	12/1/16	452,000	533,054
FirstEnergy Corp., Notes	7.375%	11/15/31	110,000	135,417
IPALCO Enterprises Inc., Senior Secured Notes	5.000%	5/1/18	470,000	467,650
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	170,180
PNPP II Funding Corp.	9.120%	5/30/16	1,258,000	1,335,505
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	621,322
Total Electric Utilities				3,811,136
Gas Utilities — 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	170,000	192,512	(a)
Independent Power Producers & Energy Traders — 0.1%
Energy Future Holdings Corp., Senior Notes	5.550%	11/15/14	120,000	87,900
Multi-Utilities — 1.5%
CenterPoint Energy Inc.	6.850%	6/1/15	1,150,000	1,304,485
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	250,000	335,517
DTE Energy Co.	6.350%	6/1/16	260,000	299,602
Total Multi-Utilities				1,939,604
TOTAL UTILITIES				6,031,152
TOTAL CORPORATE BONDS & NOTES (Cost — $118,773,240)				125,440,978
ASSET-BACKED SECURITIES — 0.2%
SLM Student Loan Trust, 2011-A A3 (Cost - $330,000)	2.742%	1/15/43	330,000	323,754	(a)(c)
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.147%	9/25/37	231,626	218,762	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.155%	9/25/37	221,416	221,739	(c)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $449,145)				440,501
MUNICIPAL BONDS — 0.5%
Illinois — 0.5%
Illinois State, GO	5.665%	3/1/18	310,000	338,132
Illinois State, GO	5.877%	3/1/19	310,000	340,960
TOTAL MUNICIPAL BONDS (Cost — $620,000)				679,092
SOVEREIGN BONDS — 0.9%
Canada — 0.7%
Quebec Province	7.970%	7/22/36	650,000	971,083
Mexico — 0.0%
United Mexican States, Medium-Term Notes	6.750%	9/27/34	24,000	30,840
Russia — 0.2%
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	200,000	212,410	(a)
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	45,090	53,939	(a)
Total Russia				266,349
TOTAL SOVEREIGN BONDS (Cost — $1,011,460)				1,268,272
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.7%
U.S. Government Obligations — 0.7%
U.S. Treasury Bonds	3.125%	11/15/41	60,000	57,553

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)

March 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations — continued
U.S. Treasury Notes	0.875%	1/31/17	$460,000	$457,161
U.S. Treasury Notes	2.000%	2/15/22	440,000	431,544
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $947,459)				946,258

			SHARES
PREFERRED STOCKS — 2.2%
FINANCIALS — 2.2%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal	10.500%		4,500	120,105
Consumer Finance — 1.1%
GMAC Capital Trust I	8.125%		63,250	1,461,707	(c)
Diversified Financial Services — 0.9%
Citigroup Capital XII	8.500%		20,825	533,120	(c)
Citigroup Capital XIII	7.875%		22,900	622,880	(c)
Total Diversified Financial Services				1,156,000
Thrifts & Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		96,825	134,587	*(c)
Federal National Mortgage Association (FNMA)	8.250%		11,700	16,146	*(c)
Total Thrifts & Mortgage Finance				150,733
TOTAL PREFERRED STOCKS (Cost — $4,216,341)				2,888,545
TOTAL INVESTMENTS — 98.4% (Cost — $126,347,645#)				131,987,400
Other Assets in Excess of Liabilities — 1.6%				2,099,470
TOTAL NET ASSETS — 100.0%				$134,086,870

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of March 31, 2012.
(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(d)	The maturity principal is currently in default as of March 31, 2012.
(e)	Illiquid security.
(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).
(g)	Value is less than $1.
(h)	Security has no maturity date. The date shown represents the next call date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corp.
	GO	- General Obligation
	REIT	- Real Estate Investment Trust

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.  Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances.  Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations.  The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.  These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$125,440,978	$0*	$125,440,978
Asset-backed securities	—	323,754	—	323,754
Collateralized mortgage obligations	—	440,501	—	440,501
Municipal bonds	—	679,092	—	679,092
Sovereign bonds	—	1,268,272	—	1,268,272
U.S. government & agency obligations	—	946,258	—	946,258
Preferred stocks	$2,888,545	—	—	2,888,545
Total investments	$2,888,545	$129,098,855	$0*	$131,987,400
Other financial instruments:
Futures contracts	$289,664	—	—	$289,664
Total	$3,178,209	$129,098,855	$0*	$132,277,064

LIABILITIES

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$23,934	—	—	$23,934

†See Schedule of Investments for additional detailed categorizations.

* Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Notes to schedule of investments (unaudited) (continued)

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES
Balance as of December 31, 2011	$0*
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$0*
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2012	—

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

* Value is less than $1.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes.  A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,396,344
Gross unrealized depreciation	(6,756,589)
Net unrealized appreciation	$5,639,755

Notes to schedule of investments (unaudited) (continued)

At March 31, 2012, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury 5-Year Notes	20	6/12	$2,454,081	$2,450,782	$(3,299)
U.S. Treasury Ultra Long-Term Bonds	3	6/12	473,541	452,906	(20,635)
					(23,934)
Contracts to Sell:
U.S. Treasury 10-Year Notes	33	6/12	4,294,815	4,272,985	21,830
U.S. Treasury 30-Year Bonds	63	6/12	8,946,084	8,678,250	267,834
					289,664
Net unrealized gain on open futures contracts					$265,730

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2012.

	Futures Contracts

Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Risk	$289,664	$(23,934)	$265,730

During the period ended March 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$1,083,977
Futures contracts (to sell)	11,913,688

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”).  ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Date: May 29, 2012

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: May 29, 2012